Derivative instruments - Fair value of derivative instruments not designated as hedging (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Liabilities:
Derivative Liability, Statement of Financial Position [Extensible Enumeration]	Other current liabilities
Natural gas swaps
Assets:
Net Carrying Value Presented on the Balance Sheet	$ 28,624	$ 13,445
Liabilities:
Assets	37,383	35,975
Liabilities	(8,759)	(22,530)
Derivative Assets (Liabilities), at Fair Value, Net	28,624	13,445
Natural gas swaps | Other current assets
Assets:
Assets	19,527	0
Liabilities	(1,563)	0
Net Carrying Value Presented on the Balance Sheet	17,964	0
Natural gas swaps | Other deferred charges
Assets:
Assets	17,566	32,177
Liabilities	(5,279)	(6,718)
Net Carrying Value Presented on the Balance Sheet	12,287	25,459
Natural gas swaps | Other current liabilities
Liabilities:
Assets	290	3,798
Liabilities	(1,917)	(14,168)
Net Carrying Value Presented on the Balance Sheet	(1,627)	(10,370)
Natural gas swaps | Other deferred credits
Liabilities:
Assets	0	0
Liabilities	0	(1,644)
Net Carrying Value Presented on the Balance Sheet	$ 0	$ (1,644)